REVENUES	6 Months Ended
Jun. 30, 2014
Revenue Recognition Disclosure [Abstract]
Revenue Recognition Disclosure [Text Block]
2. REVENUES

2.1 License and research revenue

The Company recognized license and research revenues of $3,703,000 for the first six months of 2014 compared to $2,923,000 for the six month period ended June 30, 2013. Total research and development revenues amounted to $1,679,000 compared to $1,502,000 for the six month period ended June 30, 2013 and licensing fees were recognized for a total of $2,024,000 for the first six months of 2014 compared to $1,421,000 for the six month period ended June 30, 2013.

The license and research revenues amounting to $3,703,000 relate to agreements with undisclosed partners.

2.2 Product sales and services.

The Company recognized product sales of $10,068,000 for the first six months of 2014 compared to $4,302,000 for the six month period of 2013.

Bloxiverz®, the first FDA-approved version of neostigmine sulphate; was launched in July of 2013. In the six month period ended June 30, 2014, the company recognised net product sales of $5,718,000 from sales of Bloxiverz®, based on net product sales of wholesalers to their customers. Net product sales of wholesalers to their customers are determined using sales data from an independent, wholesaler inventory tracking service and are calculated by deducting estimates for returns for wholesalers’ customers, chargebacks, payment discounts and other sales or discounts offered from the applicable gross sales value. Gross product sales amounted to $7,137,000.

A total of $1,350,000 of net revenue on shipments to wholesalers has been deferred as of June 30, 2014.

A total of $3,625,000 was recognised in connection with the supply agreement for the manufacture of Coreg CR microparticles with GSK for the six month period ended June 30, 2014 compared to $4,302,000 for the six month period ended June 30, 2013.

2.3 Other revenues.

The Company recognized other revenues of $3,485,000 for the six month period ended June 30, 2014 compared to $3,456,000 for the six month period ended June 30, 2013, which includes royalties from the License Agreement with GSK with respect to Coreg CR.